RETIREMENT SAVINGS PLAN	12 Months Ended
Mar. 31, 2021
Retirement Savings Plan
RETIREMENT SAVINGS PLAN

NOTE 9 – RETIREMENT SAVINGS PLAN

Effective March 2020, the Company adopted the Modular Medical, Inc. 401(k) Plan (the Savings Plan), which qualifies as a thrift plan under Section 401(k) of the Internal Revenue Code. Full-time and part-time employees who are at least 21 years of age are eligible to participate in the Savings Plan at the time of hire. Participants may contribute up to 15% of their earnings to the Savings Plan. The Plan became effective and began accepting participant contributions in April 2020.